Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following for the years ended December 31, 2025 and 2024:

	2025	2024
Federal
Current	$—	$—
Deferred	—	—
State and local
Current	—	—
Deferred	—	—
Income tax provision/(benefit)	$—	$—

Schedule of Reconciliation of the Statutory Tax Rate

Differences between the U.S. statutory federal tax rate and the Company’s 2025 effective income tax rate presented prospectively in accordance with ASU 2023-09 are analyzed below:

	2025
	Amount	%
Statutory federal income tax	$(8,597,455)	21.00%
State and local taxes, net of federal tax benefit	(250,603)	0.61%
Warrants and issuance of common stock	5,932,653	(14.49)%
Adjustment to deferred tax assets	(52,186)	0.13%
Other	160	0%
Change in valuation allowance	2,967,432	(7.25)%
Income tax expense	$—	0%

Differences between the U.S. statutory federal tax rate and the Company’s effective income tax rate for periods prior to the adoption of ASU 2023-09 are analyzed below:

2024
Statutory federal income tax rate	21.00%
State and local taxes, net of federal tax benefit	1.04
Warrants and issuance of common stock	(12.15)
Adjustment to deferred tax assets	(6.32)
Other	(0.87)
Change in valuation allowance	(2.71)
Income tax expense	0%

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are as follows at December 31, 2025 and 2024:

	2025	2024
Deferred tax asset:
Net operating loss carryforward	$4,428,341	$1,534,755
Capitalized research and development	808,845	1,081,840
Equity-based compensation	1,174,237	496,493
Accrued legal fees	—	453,986
Organizational and start-up costs	377,374	379,620
Accrued expenses	2,447	33,956
Accrued compensation	248,187	75,639
Intangible assets	42,217	26,557
Total deferred tax asset before valuation allowance	7,081,648	4,082,846
	2025	2024
Less: Valuation allowance	(6,905,353)	(3,923,277)
Total deferred tax asset after valuation allowance	176,295	159,569
Deferred tax liability:
Fixed assets	(176,295)	(159,569)
Net deferred tax asset	$—	$—

Schedule of Uncertain Tax Positions

The following table indicates the changes to the Company’s uncertain tax positions for the years ended December 31, 2025 and 2024:

	2025	2024
Balance, beginning of the year	$207,022	$—
Additions based on tax positions related to prior years		—
Payments made on tax positions related to prior years		—
Additions based on tax positions related to current year	158,223	207,022
Balance, end of year	$365,244	$207,022